Stock options and other stock-based plans: (Details) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2011 Stock options USD ($)	Dec. 31, 2011 Stock options CAD	Dec. 31, 2012 Stock options USD ($)	Dec. 31, 2012 Stock options CAD	Mar. 31, 2011 Stock options USD ($)	Mar. 31, 2011 Stock options CAD	Dec. 31, 2012 Stock options Maximum
Stock options and other stock-based plans
Shares reserved under the stock compensation plan		3,026,645
Exercise period of award										8 years
Number of shares
Outstanding, beginning of period (in shares)				562,014	562,014	328,027	328,027	1,051,589	1,051,589
Granted (in shares)						770,727	770,727
Exercised (in shares)				(225,845)	(225,845)	(93,044)	(93,044)	(472,414)	(472,414)
Cancelled/expired (in shares)				(8,142)	(8,142)	(9,663)	(9,663)	(17,161)	(17,161)
Outstanding, end of period (in shares)				328,027	328,027	996,047	996,047	562,014	562,014
Options exercisable, end of period (in shares)				311,360	311,360	226,487	226,487	455,206	455,206
Weighted average exercise price
Outstanding, beginning of period (in Canadian dollars per share)					8.46		8.96		8.13
Granted (in Canadian dollars per share)							33.77
Exercised (in Canadian dollars per share)					7.87		10.49		7.19
Cancelled/expired (in Canadian dollars per share)					4.84		33.36		23.24
Outstanding, end of period (in Canadian dollars per share)					8.96		27.78		8.46
Options exercisable, end of period (in Canadian dollars per share)					8.55		8.06		7.75
Aggregate disclosure
Stock-based compensation expense	$ 6,179	$ 12,468	$ 4,923	$ 352		$ 2,705		$ 547
Weighted average assumptions
Expected dividend yield
Expected stock price volatility (as a percent)						47.79%	47.79%
Risk free interest rate (as a percent)						0.38%	0.38%
Expected life						3 years	3 years
Weighted average grant date fair value						$ 10.97
Unrecognized compensation cost
Compensation cost yet to be recognized						$ 5,642
Weighted average period for recognition of compensation cost						2 years	2 years